Document - Document and Entity Information	9 Months Ended
May 31, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 31, 2019
Document Fiscal Period Focus	Q3
Entity Registrant Name	Cannis, Inc.
Entity Central Index Key	0001684508
Entity Emerging Growth Company	false
Document Fiscal Year Focus	2019
Tax Identification Number (TIN)	98-1322537
Entity File Number	333-214122
Entity Address, State or Province	NV
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	20, Jalan 51A/225A, Section 51A
Entity Address, Address Line Two	Zone Perindustrian PTJC
Entity Address, Postal Zip Code	46100
Entity Address, City or Town	Petaling Jaya
Entity Address, Address Line Three	Selangor
Entity Address, Country	MY
Country Region	603
Local Phone Number	7865 3638